Debt Instruments - Held for trading (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Financial assets
Financial assets at fair value through profit or loss, classified as held for trading	$ 315,570	$ 342,582
Debt instruments.
Financial assets
Financial assets at fair value through profit or loss, classified as held for trading	147,747	140,853
Debt instruments, Government debt securities | UNITED STATES
Financial assets
Financial assets at fair value through profit or loss, classified as held for trading	55,038	30,927
Federal Treasury Securities (CETES)
Financial assets
Financial assets at fair value through profit or loss, classified as held for trading	9,188	7,647
United Mexican States Bonds (UMS)
Financial assets
Financial assets at fair value through profit or loss, classified as held for trading	44	48
Federal Mexican Government Development Bonds (BONDS)
Financial assets
Financial assets at fair value through profit or loss, classified as held for trading	33,291	41,684
M and M10 Mexican Government Bonds
Financial assets
Financial assets at fair value through profit or loss, classified as held for trading	14,069	10,286
Mexican Bank Saving Protection Bonds (BPATs)
Financial assets
Financial assets at fair value through profit or loss, classified as held for trading	25,092	35,595
Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
Financial assets at fair value through profit or loss, classified as held for trading	$ 6,930	8,881
UDI equivalent (in pesos)	5.934551
Debt securities, Other than government debt securities
Financial assets
Financial assets at fair value through profit or loss, classified as held for trading	$ 4,095	$ 5,785